COMMITMENTS AND CONTINGENT LIABILITIES - Outstanding Liabilities for Environmental Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities, Other long-term liabilities	Accrued liabilities, Other long-term liabilities
Environmental reserves included in Accrued liabilities	$ 25	$ 19
Environmental reserves included in Other long-term liabilities	185	199
Total environmental reserves	$ 210	$ 218